Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
CNY [Member]
Leases - Schedule of Operating Leases (Details) [Line Items]
Operating lease right-of-use assets, net | ¥	¥ 21,656		¥ 19,250
Operating lease liabilities, current | ¥	1,750		1,696
Operating lease liabilities, non-current | ¥	¥ 5,980		¥ 4,789
Weighted average remaining lease terms	3 years 6 months 21 days		3 years 9 months 14 days	3 years 6 months 21 days
Weighted average discount rate	4.36%		4.41%	4.36%
Right-of-use assets obtained in exchange for new operating lease liabilities | ¥	¥ 4,698		¥ 6,603
Derecognition of right-of use-assets | ¥			7,408
Derecognition of lease liabilities | ¥			¥ 5,658
US [Member]
Leases - Schedule of Operating Leases (Details) [Line Items]
Operating lease right-of-use assets, net | $				$ 3,050
Operating lease liabilities, current | $				246
Operating lease liabilities, non-current | $				$ 842
Weighted average remaining lease terms	2 years 9 months 29 days			2 years 9 months 29 days
Weighted average discount rate	4.25%			4.25%
Right-of-use assets obtained in exchange for new operating lease liabilities | $		$ 661
Derecognition of right-of use-assets | $
Derecognition of lease liabilities | $